Investment properties (Details 4) - Level 3 [Member] - Shopping Malls in Argentina [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Fair value of investment properties, valuation technique		Discounted cash flows
Fair value investment properties, range	15.25%	14.53%	13.53%
Fair value investment properties, increase	$ (3,757)	$ (4,667)	$ (4,787)
Fair value investment properties, decrease	$ 4,024	$ 5,019	$ 5,172
Discount rate [Member]
Statement [Line Items]
Fair value investment properties, range	14.20%	14.53%	13.53%
Fair value investment properties, increase	$ (8,848)	$ (7,974)	$ (8,788)
Fair value investment properties, decrease	$ 10,891	$ 9,835	$ 11,051
Growth rate [Member]
Statement [Line Items]
Fair value investment properties, range	2.40%	2.40%	2.40%
Fair value investment properties, increase	$ 6,710	$ 5,683	$ 6,217
Fair value investment properties, decrease	(5,662)	(4,816)	(5,204)
Inflation [Member]
Statement [Line Items]
Fair value investment properties, increase	24,052	22,670	28,886
Fair value investment properties, decrease	(21,969)	(18,764)	(23,826)
Devaluation [Member]
Statement [Line Items]
Fair value investment properties, increase	(16,082)	(16,725)	(15,403)
Fair value investment properties, decrease	$ 17,690	$ 20,441	$ 18,824